Related Party Transactions (Details Narrative) - Veraxa Biotech Holding A G [Member]	6 Months Ended
Dec. 31, 2025 CHF (SFr)
Entity Information [Line Items]
General and administrative expenses	SFr 8,856
Overpayment of the initial capital contribution	SFr 1,000